Landfill Closure and Post-Closure Costs	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

22. Landfill Closure and Post-Closure Costs

The tables below outline key assumptions used to determine the value of landfill closure and post-closure costs. The tables also outline the expected timing of undiscounted landfill closure and post-closure expenditures and changes to landfill closure and post-closure costs between periods.

December 31, 2015
Fair value of legally restricted assets (funded landfill post-closure costs)	$10,145
Undiscounted closure and post-closure costs	$726,439
Credit adjusted risk-free rates - North segment landfills	4.6 - 9.5%
Credit adjusted risk-free rates - East and West segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2016	$10,717
2017	10,784
2018	11,327
2019	16,242
2020	10,030
Thereafter	667,339
$726,439

	December 31
	2015	2014

Landfill closure and post-closure costs, beginning of the year	$130,145	$124,454
Provision for landfill closure and post-closure costs, during the year	10,889	9,974
Accretion of landfill closure and post-closure costs, during the year	6,349	6,132
Landfill closure and post-closure expenditures, during the year	(6,809)	(4,696)
Landfill closure and post-closure costs and remediation liabilities acquired, during the year	579	-
Disposal of landfill closure and post-closure costs, during the year	-	(960)
Revisions to estimated cash flows, during the year	(9,206)	(1,472)
Foreign currency translation adjustment, for the year	(6,035)	(3,287)
	125,912	130,145
Less current portion of landfill closure and post-closure costs	10,717	9,519
Landfill closure and post-closure costs, end of year	$115,195	$120,626

The Company is required to deposit monies into a social utility trust for the purpose of settling post-closure costs at its Lachenaie landfill. The funding amount is established by the Quebec Government based on each cubic metre of waste accepted and payment is due quarterly. At December 31, 2015, funded landfill post-closure costs, representing the fair value of legally restricted assets, totals $10,145 (2014 - $11,365). At December 31, 2015, $9,897 (2014 - $11,058) was deposited into the social utility trust with the balance, $248 (2014 - $307) remaining unfunded and included in accounts payable.